Revision of Previously Issued Financial Statements (Details) - Spartacus Acquisition Corp [Member] - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Revision of Previously Issued Financial Statements (Details) [Line Items]
Net tangible assets		$ 5,000,001
Outstanding shares percentage	50.00%
Business Combination [Member]
Revision of Previously Issued Financial Statements (Details) [Line Items]
Shareholder's equity		$ 5,000,001